Segmented Information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of entity's operating segments [Abstract]
Disclosure of operating segments
Significant information relating to the Company’s reportable segments is summarized in the table below:

For the year ended December 31, 2020
Segment/Country	Mine	Revenue	Production costs and royalties	Depreciation	Mine operating earnings	Mine care and maintenance	Capital expenditures(1)
Silver Segment:
Mexico	Dolores	$250,219	$146,961	$87,694	$15,564	$10,175	$44,861
	La Colorada	128,824	69,663	19,608	39,553	7,973	29,388
Peru	Huaron	72,073	39,612	7,069	25,392	20,840	4,500
	Morococha	47,046	35,768	7,203	4,075	20,023	10,168
Bolivia	San Vicente	48,396	35,753	6,725	5,918	2,890	4,877
Argentina	Manantial Espejo	84,051	68,381	9,787	5,883	5,617	10,789
Guatemala	Escobal		—		—	21,001	4,807
Total Silver Segment		630,609	396,138	138,086	96,385	88,519	109,390
Gold Segment:
Peru	Shahuindo	270,043	97,940	40,562	131,541	3,855	23,335
	La Arena	176,028	72,676	27,683	75,669	3,712	37,324
Canada	Timmins	262,132	157,412	46,605	58,115	—	20,751
Total Gold Segment		708,203	328,028	114,850	265,325	7,567	81,410
Other segment:
Canada	Pas Corp		—	491	(491)	—	297
Argentina	Navidad		—	—	—	6,019	—
Other	Other	—	—	1,042	(1,042)	—	560
Total		$1,338,812	$724,166	$254,469	$360,177	$102,105	$191,657
(1)Includes payments for mineral properties, plant and equipment and payment of equipment leases.

For the year ended December 31, 2019
Segment/Country	Mine	Revenue	Production costs and royalties	Depreciation	Mine operating earnings	Mine care and maintenance	Capital expenditures(1)
Silver Segment:
Mexico	Dolores	$248,744	$191,320	$104,701	$(47,277)	$—	$50,657
	La Colorada	177,698	75,139	23,175	79,384	—	20,275
Peru	Huaron	117,118	76,962	13,638	26,518	—	10,936
	Morococha	101,549	73,396	15,482	12,671	—	15,556
Bolivia	San Vicente	76,968	57,805	9,449	9,714	—	4,960
Argentina	Manantial Espejo	63,289	63,432	5,854	(5,997)	—	26,512
Guatemala	Escobal	—	—	—	—	17,738	1,107
Total Silver Segment		785,366	538,054	172,299	75,013	17,738	130,003
Gold Segment:
	Shahuindo	189,372	90,877	28,649	69,846	—	33,280
	La Arena	174,803	99,915	14,873	60,015	—	47,557
Canada	Timmins	201,218	139,172	36,302	25,744	—	13,747
Total Gold Segment		565,393	329,964	79,824	155,605	—	94,584
Other segment:
Canada	Pas Corp	—	—	488	(488)	—	396
Argentina	Navidad	—	—	—	—	5,924	9
Other	Other	—	—	842	(842)	—	85
Total		$1,350,759	$868,018	$253,453	$229,288	$23,662	$225,077
(1)Includes payments for mineral properties, plant and equipment and amounts have been recast, and presented, for the year ended ended December 31, 2020 to include payment of equipment leases.
A reconciliation of segment mine operating earnings to the Company’s earnings before income taxes per the Consolidated Income Statements is as follows:

	2020	2019
Mine operating earnings	$360,177	$229,288

General and administrative	(36,375)	(31,752)
Exploration and project development	(7,096)	(11,684)
Mine care and maintenance	(102,105)	(23,662)
Foreign exchange losses	(5,474)	(5,003)
Impairments	—	(40,050)
Gains on commodity and foreign currency contracts	3,543	3,315
Gains on sale of mineral properties, plant and equipment	7,922	3,858
Share of income from associate and dilution gain	10,529	15,245
Transaction and integration costs	—	(7,515)
Other expense	(22,067)	(4,936)
Earnings from operations	209,054	127,104

Gain (loss) on derivatives	38	(14)
Investment income	63,024	84,704
Interest and finance expense	(20,104)	(29,282)
Earnings before income taxes	$252,012	$182,512

At December 31, 2020
Segment/Country	Mine	Assets	Liabilities	Net assets
Silver Segment:
Mexico	Dolores	$752,873	$169,444	$583,429
	La Colorada	231,217	48,971	182,246
Peru	Huaron	113,177	40,663	72,514
	Morococha	121,004	34,906	86,098
Bolivia	San Vicente	83,668	40,536	43,132
Argentina	Manantial Espejo	75,113	26,950	48,163
Guatemala	Escobal	288,588	24,427	264,161
Total Silver Segment		1,665,640	385,897	1,279,743
Gold Segment:
Peru	Shahuindo	566,734	201,427	365,307
	La Arena	299,372	112,475	186,897
Canada	Timmins	414,396	60,482	353,914
Total Gold Segment		1,280,502	374,384	906,118
Other segment:
Canada	Pas Corp	230,872	18,795	212,077
Argentina	Navidad	192,999	—	192,999
	Other	63,862	48,960	14,902
Total		$3,433,875	$828,036	$2,605,839

At December 31, 2019
Segment/Country	Mine	Assets	Liabilities	Net assets
Silver Segment:
Mexico	Dolores	$763,301	$137,396	$625,905
	La Colorada	223,416	46,476	176,940
Peru	Huaron	110,642	39,962	70,680
	Morococha	128,280	36,754	91,526
Bolivia	San Vicente	76,418	35,331	41,087
Argentina	Manantial Espejo	77,635	27,455	50,180
Guatemala	Escobal	293,178	19,340	273,838
Total Silver Segment		1,672,870	342,714	1,330,156
Gold Segment:
Peru	Shahuindo	600,096	162,821	437,275
	La Arena	282,978	90,472	192,506
Canada	Timmins	429,060	50,171	378,889
Total Gold Segment		1,312,134	303,464	1,008,670
Other segment:
Canada	Pas Corp	229,814	304,184	(74,370)
Argentina	Navidad	193,034	—	193,034
	Other	53,830	43,474	10,356
		$3,461,682	$993,836	$2,467,846

Product Revenue	2020	2019
Refined silver and gold	$1,047,601	$894,202
Zinc concentrate	65,033	134,992
Lead concentrate	132,823	183,343
Copper concentrate	50,081	78,865
Silver concentrate	43,274	59,357
Total	$1,338,812	$1,350,759